Financial Highlights	12 Months Ended
Dec. 31, 2011
The Series Of The Frontier Fund [Member]
Financial Highlights

7. Financial Highlights

The following information presents the financial highlights of the Series for the year ended December 31, 2011. This data has been derived from the information presented in the financial statements.

	Diversified		Dynamic		Long/Short
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1a	Class 2a
Per unit operating performance (1)
Net asset value, December 31, 2010	$103.58	$106.46	$91.94	$94.40	$132.73	$153.26	$153.26	$117.96	$121.18
Net operating results:
Interest income	1.67	1.73	14.38	14.84	2.62	3.05	3.04	2.30	2.38
Expenses	(9.50)	(7.50)	(25.41)	(22.31)	(17.66)	(16.15)	(16.11)	(15.49)	(12.62)
Net gain/(loss) on investments, net of non-controlling interests	3.65	3.27	7.14	4.33	18.44	21.81	21.77	16.94	16.29

Net income/(loss)	(4.18)	(2.50)	(3.89)	(3.14)	3.40	8.71	8.70	3.75	6.05

Net asset value, December 31, 2011	$99.40	$103.96	$88.05	$91.26	$136.13	$161.97	$161.96	$121.71	$127.23

Ratios to average net assets (3)
Net investment gain/(loss)	3.52%	3.07%	14.46%	8.55%	13.89%	14.23%	14.21%	14.36%	13.44%
Expenses before incentive fees	5.82%	3.69%	51.48%	44.00%	9.47%	6.70%	6.68%	9.30%	6.58%
Expenses after incentive fees	9.17%	7.04%	51.48%	44.00%	13.30%	10.54%	10.51%	13.13%	10.41%
Total return before incentive fees (2)	-0.68%	1.00%	-4.23%	-3.33%	6.39%	9.51%	9.51%	7.01%	8.82%
Total return after incentive fees (2)	-4.04%	-2.35%	-4.23%	-3.33%	2.56%	5.68%	5.68%	3.18%	4.99%

	Masters		Balanced					BGT
	Class 1	Class 2	Class 1	Class 1a	Class 2	Class 2a	Class 3a	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2010	$102.96	$105.81	$131.95	$116.36	$159.46	$133.66	$133.66	$110.46	$131.73
Net operating results:
Interest income	1.75	1.81	0.22	0.20	0.27	0.23	0.23	0.21	0.25
Expenses	(8.42)	(6.46)	(11.28)	(9.90)	(8.98)	(7.49)	(7.49)	(6.10)	(3.63)
Net gain/(loss) on investments, net of non-controlling interests	3.96	3.67	3.61	1.79	4.27	1.95	1.96	(13.55)	(16.51)

Net income/(loss)	(2.71)	(0.98)	(7.45)	(7.91)	(4.44)	(5.31)	(5.30)	(19.44)	(19.89)

Net asset value, December 31, 2011	$100.25	$104.83	$124.50	$108.45	$155.02	$128.35	$128.36	$91.02	$111.84

Ratios to average net assets (3)
Net investment gain/(loss)	3.84%	3.47%	2.74%	1.54%	2.68%	1.46%	1.47%	-12.26%	-12.53%
Expenses before incentive fees	6.84%	4.77%	4.34%	4.30%	1.43%	1.40%	1.40%	5.47%	2.70%
Expenses after incentive fees	8.18%	6.10%	8.55%	8.50%	5.63%	5.60%	5.61%	5.52%	2.76%
Total return before incentive fees (2)	-1.29%	0.41%	-1.44%	-2.59%	1.42%	0.23%	0.24%	-17.54%	-15.04%
Total return after incentive fees (2)	-2.63%	-0.93%	-5.65%	-6.80%	-2.78%	-3.97%	-3.97%	-17.60%	-15.10%

	Currency		Long Only			MFI
	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1	Class 2	Class 3
Per unit operating performance (1)
Net asset value, December 31, 2010	$79.09	$95.43	$94.11	$103.71	$103.88	$117.96	$129.69	$126.73
Net operating results:
Interest income	0.84	1.05	1.99	2.20	2.11	2.24	2.47	2.47
Expenses	(4.14)	(2.39)	(3.56)	(1.89)	(1.81)	(5.29)	(3.40)	(3.40)
Net gain/(loss) on investments, net of non-controlling interests	(5.31)	(6.48)	(5.43)	(6.14)	(6.30)	(8.08)	(9.00)	(6.04)

Net income/(loss)	(8.61)	(7.82)	(7.00)	(5.83)	(6.00)	(11.13)	(9.93)	(6.97)

Net asset value, December 31, 2011	$70.48	$87.61	$87.11	$97.88	$97.88	$106.83	$119.76	$119.76

Ratios to average net assets (3)
Net investment gain/(loss)	-6.71%	-6.79%	-5.93%	-6.09%	-6.23%	-7.04%	-7.14%	-4.90%
Expenses before incentive fees	5.24%	2.51%	3.88%	1.88%	1.79%	4.61%	2.69%	2.76%
Expenses after incentive fees	5.24%	2.51%	3.88%	1.88%	1.79%	4.61%	2.69%	2.76%
Total return before incentive fees (2)	-10.89%	-8.19%	-7.44%	-5.62%	-5.78%	-9.44%	-7.66%	-5.50%
Total return after incentive fees (2)	-10.89%	-8.19%	-7.44%	-5.62%	-5.78%	-9.44%	-7.66%	-5.50%

	Winton		Winton/Graham
	Class 1	Class 2	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2010	$135.04	$153.99	$119.83	$144.04
Net operating results:
Interest income	1.17	1.35	0.60	0.73
Expenses	(10.05)	(6.87)	(8.68)	(6.35)
Net gain/(loss) on investments, net of non-controlling interests	14.97	17.35	(7.02)	(8.72)

Net income/(loss)	6.09	11.83	(15.10)	(14.34)

Net asset value, December 31, 2011	$141.13	$165.82	$104.73	$129.70

Ratios to average net assets (3)
Net investment gain/(loss)	11.09%	11.27%	-5.86%	-6.05%
Expenses before incentive fees	5.93%	2.95%	6.54%	3.70%
Expenses after incentive fees	7.44%	4.46%	7.25%	4.41%
Total return before incentive fees (2)	6.02%	9.19%	-11.90%	-9.25%
Total return after incentive fees (2)	4.51%	7.68%	-12.60%	-9.96%

(1)	Interest income and expenses per unit are calculated by dividing these amounts by the average number of units outstanding during the period.
The net gain/(loss) on investments, net of non-controlling interests is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
(2)	Computed using average net assets outstanding during the period. An owner's total returns may vary from the above returns based on the timing of contributions and withdrawals. Total returns are not annualized.
(3)	Annualized
(4)	Long Only Series Class 3 and Managed Futures Index Series Class 3 began trading operations on January 13, 2011.
(5)	Formerly the Cambell/Graham/Tiverton Series.
(6)	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains active. Net asset value per unit represents the liquidation value.
(7)	For the year ended December 31, 2011, 38.76% of the Currency Series' Class 1 total return and 33.02% of the Currency Series' Class 2 total return consists of a voluntary reimbursement by the managing owner for a realized investment loss. Excluding this item, total return would have been (14.12%) for Currency Series Class 1 and (6.58%) for Currency Series Class 2. Also for the year ended December 31, 2011, the inter-series payable and receivable was included in the above ratios to average net assets for the Dynamic Series and Currency Series. Excluding the inter-series payable/receivable, the net investment gain/(loss), expenses before incentive fees and expenses after incentive fees for Dyanmic Series Class 1 would have been 0.62%, 10.14% and 10.14%, respectively, and (5.36%), 2.44% and 2.44% for Dynamic Series Class 2. Excluding the inter-series payable/receivable, the net investment gain/(loss), expenses before incentive fees and expenses after incentive fees for Currency Series Class 1 would have been (7.46%), 3.91% and 3.91%, respectively, and (7.56%), 1.14% and 1.14% for Currency Series Class 2.
(8)	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units.
Net asset value per unit represents the liquidation value.

The following information presents the financial highlights of the Series for the year ended December 31, 2010. This data has been derived from the information presented in the financial statements.

	Frontier Diversified Series		Frontier Dynamic Series		Frontier Long/Short Commodity Series
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1a	Class 2a
Per unit operating performance (1)
Net asset value, December 31, 2009	$96.80	$97.77	$91.43	$92.25	$113.77	$127.49	$127.49	$101.49	$102.48
Net operating results:
Interest income	1.90	1.94	29.16	29.72	1.86	2.13	2.17	1.70	1.74
Expenses	(8.97)	(6.97)	(52.02)	(44.95)	(14.74)	(13.03)	(13.24)	(13.47)	(10.61)
Net gain/(loss) on investments, net of non-controlling interests	13.85	13.72	23.37	17.38	31.84	36.67	36.84	28.24	27.57

Net income/(loss)	6.78	8.69	0.51	2.15	18.96	25.77	25.77	16.47	18.70

Net asset value, December 31, 2010	$103.58	$106.46	$91.94	$94.40	$132.73	$153.26	$153.26	$117.96	$121.18

Ratios to average net assets
Net investment gain/(loss)	-7.17%	-4.98%	-25.19%	-16.46%	-11.33%	-8.39%	-8.39%	-11.33%	-8.39%
Expenses before incentive fees	5.55%	3.36%	57.32%	48.60%	8.48%	5.54%	5.54%	8.48%	5.54%
Expenses after incentive fees	9.09%	6.91%	57.32%	48.60%	12.97%	10.03%	10.03%	12.97%	10.03%
Total return before incentive fees (2)	12.71%	14.46%	1.38%	2.51%	17.47%	23.37%	30.76%	29.63%	30.88%
Total return after incentive fees (2)	9.17%	10.91%	1.38%	2.51%	12.98%	18.88%	26.27%	25.14%	26.39%

	Frontier Masters Series		Balanced Series					Berkeley/Graham/Tiverton Series (3)
	Class 1	Class 2	Class 1	Class 1a	Class 2	Class 2a	Class 3a	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2009	$94.46	$95.37	$118.54	$105.50	$139.01	$117.60	$117.60	$104.65	$121.10
Net operating results:
Interest income	1.80	1.83	0.13	0.12	0.16	0.13	0.14	0.01	0.01
Expenses	(8.13)	(6.01)	(9.60)	(8.44)	(7.07)	(5.97)	(6.03)	(7.23)	(4.85)
Net gain/(loss) on investments, net of non-controlling interests	14.83	14.62	22.88	19.18	27.36	21.90	21.95	13.04	15.47

Net income/(loss)	8.50	10.44	13.41	10.86	20.45	16.06	16.06	5.81	10.63

Net asset value, December 31, 2010	$102.96	$105.81	$131.95	$116.36	$159.46	$133.66	$133.66	$110.46	$131.73
Ratios to average net assets
Net investment gain/(loss)	-6.54%	-4.25%	-7.77%	-7.77%	-4.77%	-4.77%	-4.77%	-7.00%	-4.00%
Expenses before incentive fees	7.43%	5.14%	4.11%	4.11%	1.10%	1.10%	1.10%	6.64%	3.64%
Expenses after incentive fees	8.40%	6.11%	7.88%	7.88%	4.88%	4.88%	4.88%	7.01%	4.01%
Total return before incentive fees (2)	12.57%	13.29%	14.52%	11.01%	17.37%	16.69%	20.17%	5.46%	7.84%
Total return after incentive fees (2)	11.60%	12.32%	10.75%	7.24%	13.59%	12.91%	16.40%	5.09%	7.47%

	Currency Series		Long Only Commodity Series		Managed Futures Index Series		Winton Series		Winton/Graham Series
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2009	$78.00	$91.34	$83.59	$90.30	$112.54	$121.28	$117.57	$130.10	$110.06	$128.39
Net operating results:
Interest income	1.28	1.51	1.65	1.80	1.09	1.19	0.65	0.73	0.51	0.60
Expenses	(5.01)	(3.10)	(3.06)	(1.57)	(5.38)	(3.39)	(8.75)	(5.61)	(9.02)	(6.73)
Net gain/(loss) on investments, net of non-controlling interests	4.82	5.68	11.94	13.18	9.71	10.61	25.57	28.77	18.28	21.78

Net income/(loss)	1.09	4.09	10.52	13.41	5.42	8.41	17.47	23.89	9.77	15.65

Net asset value, December 31, 2010	$79.09	$95.43	$94.11	$103.71	$117.96	$129.69	$135.04	$153.99	$119.83	$144.04

Ratios to average net assets
Net investment gain/(loss)	-4.68%	-1.67%	-1.75%	0.25%	-3.79%	-1.79%	-6.47%	-3.46%	-7.65%	-4.65%
Expenses before incentive fees	6.27%	3.27%	3.78%	1.78%	4.75%	2.75%	6.08%	3.08%	6.89%	3.89%
Expenses after incentive fees	6.27%	3.27%	3.78%	1.78%	4.75%	2.75%	6.98%	3.98%	8.11%	5.11%
Total return before incentive fees (2)	1.84%	4.10%	11.26%	11.96%	4.60%	6.20%	14.76%	17.66%	9.66%	12.92%
Total return after incentive fees (2)	1.84%	4.10%	11.26%	11.96%	4.60%	6.20%	13.86%	16.75%	8.44%	11.70%

(1)	Interest income and expenses per unit are calculated by dividing these amounts by the weighted average number of units outstanding during the period. The net gain/(loss) on investments, net of non-controlling interests is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
(2)	Computed using weighted average net assets outstanding during the period. An owner's total returns may vary from the above returns based on the timing of contributions and withdrawals. Total returns are not annualized.
(3)	Formerly the Campbell/Grahama/Tiverton Series.

The following information presents the financial highlights of the Series for the year ended December 31, 2009. This data has been derived from the information presented in the financial statements.

	Frontier Diversified Series*		Frontier Dynamic Series*		Frontier Long/Short Commodity Series**
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 3	Class 1a	Class 2a
Per unit operating performance (1)
Net asset value, December 31, 2008 or beginning of operations	$100.00	$100.00	$100.00	$100.00	$100.39	$109.28	$122.70	$100.00	$100.00
Net operating results:
Interest income	2.41	2.43	72.10	72.56	1.93	2.14	2.21	1.80	1.81
Expenses	(7.23)	(5.69)	(123.88)	(105.50)	(11.85)	(9.55)	(9.85)	(11.05)	(8.08)
Net gain/(loss) on investments, net of non-controlling interests	1.62	1.03	43.21	25.19	23.30	25.62	12.43	10.74	8.75

Net income/(loss)	(3.20)	(2.23)	(8.57)	(7.75)	13.38	18.21	4.79	1.49	2.48

Net asset value, December 31, 2009	$96.80	$97.77	$91.43	$92.25	$113.77	$127.49	$127.49	$101.49	$102.48

Ratios to average net assets
Net investment gain/(loss)	-8.60%	-5.78%	-96.63%	-61.09%	-9.15%	-6.17%	-10.52%	-16.21%	-10.93%
Expenses before incentive fees	10.27%	7.45%	231.20%	195.66%	7.80%	4.81%	8.21%	13.81%	8.52%
Expenses after incentive fees	12.91%	10.08%	231.20%	195.66%	10.93%	7.95%	13.56%	19.37%	14.08%
Total return before incentive fees (2)	-5.95%	-3.80%	-10.38%	-10.27%	16.06%	18.22%	6.98%	6.30%	7.28%
Total return after incentive fees (2)	-7.44%	-5.29%	-10.38%	-10.27%	12.92%	15.08%	3.84%	3.17%	4.15%

	Frontier Masters Series***		Balanced Series****					Berkeley/Graham/Tiverton Series (3)
	Class 1	Class 2	Class 1	Class 1a	Class 2	Class 2a	Class 3a	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2008 or beginning of operations	$100.00	$100.00	$125.17	$112.09	$142.44	$121.30	$121.97	$110.54	$124.14
Net operating results:
Interest income	3.71	3.74	0.28	0.25	0.33	0.28	0.28	0.38	0.43
Expenses	(11.95)	(10.12)	(7.12)	(6.36)	(3.97)	(3.37)	(3.37)	(6.98)	(4.34)
Net gain/(loss) on investments, net of non-controlling interests	2.70	1.75	0.21	(0.48)	0.21	(0.61)	(1.28)	0.71	0.86

Net income/(loss)	(5.54)	(4.63)	(6.63)	(6.59)	(3.43)	(3.70)	(4.37)	(5.89)	(3.04)

Net asset value, December 31, 2009	$94.46	$95.37	$118.54	$105.50	$139.01	$117.60	$117.60	$104.65	$121.09

Ratios to average net assets
Net investment gain/(loss)	-14.83%	-11.42%	-5.56%	-5.56%	-2.56%	-2.56%	-4.41%	-6.24%	-3.24%
Expenses before incentive fees	21.32%	17.90%	3.90%	3.90%	0.90%	0.90%	1.55%	6.33%	3.33%
Expenses after incentive fees	21.52%	18.10%	5.79%	5.79%	2.80%	2.80%	4.81%	6.60%	3.60%
Total return before incentive fees (2)	-12.36%	-10.27%	-3.67%	-4.15%	-0.60%	-1.65%	-3.33%	-5.21%	-1.99%
Total return after incentive fees (2)	-12.47%	-10.38%	-5.56%	-6.05%	-2.50%	-3.55%	-5.23%	-5.48%	-2.27%

	Currency Series		Long Only Commodity Series		Managed Futures Index Series		Winton Series		Winton/Graham Series
	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2	Class 1	Class 2
Per unit operating performance (1)
Net asset value, December 31, 2008 or beginning of operations	$96.19	$109.30	$70.31	$74.46	$132.18	$139.70	$130.41	$140.04	$116.18	$131.49
Net operating results:
Interest income	0.61	0.70	1.31	1.41	2.03	2.16	0.67	0.73	0.48	0.55
Expenses	(4.69)	(2.38)	(2.74)	(1.37)	(5.37)	(3.12)	(6.89)	(3.53)	(7.38)	(4.68)
Net gain/(loss) on investments, net of non-controlling interests	(14.11)	(16.28)	14.71	15.80	(16.30)	(17.46)	(6.63)	(7.15)	0.79	1.03

Net income/(loss)	(18.19)	(17.96)	13.28	15.84	(19.64)	(18.42)	(12.84)	(9.94)	(6.12)	(3.10)

Net asset value, December 31, 2009	$78.00	$91.34	$83.59	$90.30	$112.54	$121.28	$117.57	$130.09	$110.07	$128.39

Ratios to average net assets
Net investment gain/(loss)	-4.68%	-1.68%	-1.95%	0.05%	-2.75%	-0.75%	-5.11%	-2.11%	-6.25%	-3.26%
Expenses before incentive fees	5.38%	2.38%	3.73%	1.74%	4.43%	2.43%	5.70%	2.70%	6.10%	3.10%
Expenses after incentive fees	5.38%	2.38%	3.73%	1.74%	4.43%	2.43%	5.66%	2.66%	6.68%	3.69%
Total return before incentive fees (2)	-20.89%	-17.92%	18.04%	20.29%	-15.53%	-12.13%	-10.77%	-7.71%	-4.57%	-2.27%
Total return after incentive fees (2)	-20.89%	-17.92%	18.04%	20.29%	-15.53%	-12.13%	-10.74%	-7.67%	-5.15%	-2.85%

(1)	Interest income and expenses per unit are calculated by dividing these amounts by the weighted average number of units outstanding during the period. The net gain/(loss) on investments, net of non-controlling interests is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
(2)	Computed using weighted average net assets outstanding during the period. An owner's total returns may vary from the above returns based on the timing of contributions and withdrawals. Total returns are not annualized.
(3)	Formerly the Campbell/Graham/Tiverton Series.
*	The Frontier Diversified Series and Frontier Dynamic Series began trading operations on June 9, 2009
**	The Frontier Long/Short Commodity Series Class 3 Units began trading on May 29, 2009 and Class 1a and 2a Units began trading on June 8, 2009
***	The Frontier Masters Series began trading operations on June 9, 2009
****	The Balanced Series Class 3a Units began trading on June 3, 2009

The Frontier Fund [Member]
Financial Highlights

6. Financial Highlights

The following information presents the financial highlights of the Trust for the years ended December 31, 2011, 2010 and 2009. This data has been derived from the information presented in the financial statements.

	2011	2010	2009
Ratios to average net assets
Net investment gain/(loss)	-6.98%	-6.92%	-5.61%
Expenses before incentive fees	-4.84%	-4.82%	-4.72%
Expenses after incentive fees	-7.84%	-7.65%	-6.25%

Total return before incentive fees	-0.32%	13.84%	-2.72%
Total return after incentive fees	-3.33%	11.01%	-4.24%

The Trust financial highlights are calculated based upon the Trust's financial statements. The consolidated Trust does not issue units and therefore the financial highlights do not disclose any unitized data.

The Trading Companies Of The Frontier Fund [Member]
Financial Highlights

5. Financial Highlights

The following information presents the financial highlights of the Trading Companies for the years ended December 31, 2011, 2010 and 2009.

	Frontier Trading			Frontier Trading			Frontier Trading
	Company I LLC (2)			Company II LLC (2)			Company III LLC (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	-0.07%	-0.02%	-0.03%	0.07%	0.04%	0.10%	0.04%	0.02%	0.01%
Total Return	-43.09%	30.19%	-6.36%	78.95%	239.96%	-73.23%	-31.25%	18.00%	-43.89%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company V LLC (2)			Company VI LLC (2)			Company VII, LLC (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	0.04%	0.08%	0.06%	0.14%	1.00%	0.14%	0.00%	0.02%	-0.02%
Total Return	-81.56%	19.76%	24.08%	12.56%	35.91%	-16.71%	183.54%	131.49%	408.19%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company VIII, LLC (2)			Company IX, LLC (2)			Company X, LLC (1), (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	-0.01%	0.19%	0.15%	0.28%	0.19%	0.35%	0.00%	0.00%	0.00%
Total Return	-89.74%	95.01%	327.66%	-63.08%	12.60%	-58.00%	-46.12%	2.43%	-33.17%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company XI, LLC (1), (2)			Company XII, LLC (1), (2)			Company XIV, LLC (1), (2)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	-0.32%	-0.14%	-0.08%
Total Return	1.75%	12.93%	-24.56%	-27.51%	9.27%	-31.23%	8.85%	-15.32%	-6.50%

	Frontier Trading			Frontier Trading			Frontier Trading
	Company XV, LLC (1), (2)			Company XVII, LLC (2) (3)			Company XVIII, LLC (2) (3)
	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	0.00%	-0.01%	-0.03%	0.00%	n/a	n/a	-0.02%	n/a	n/a
Total Return	33.21%	62.82%	-13.34%	-5.89%	n/a	n/a	-32.58%	n/a	n/a

	Frontier Trading
	Company XXI, LLC (2) (3)
	12/31/2011	12/31/2010	12/31/2009
Net Investment Gain	-0.23%	n/a	n/a
Total Return	-42.12%	n/a	n/a

(1)	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
(2)	Ratio of net investment gain to average members' equity, annualized. Net investment gain is "Interest-net", only, as there are no expenses included with the Trading Companies.
(3)	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respectively.